Principal Accounting Policies - Schedule of Concentration Risk (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024
Customer Concentration Risk [Member] | Customer A [Member] | Accounts Receivable [Member]
Schedule of Concentration Risk [Line Items]
Customer accounts receivable	$ 125,890		$ 84,128
Concentration risk percentage	76.70%		53.70%
Customer Concentration Risk [Member] | Customer B [Member] | Accounts Receivable [Member]
Schedule of Concentration Risk [Line Items]
Customer accounts receivable	$ 17,070		$ 72,642
Concentration risk percentage	10.40%		46.30%
Supplier Concentration Risk [Member] | Supplier C [Member] | Accounts Payable [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk percentage	93.10%			[1]
Customer accounts payable	$ 3,742,138			[1]
Supplier Concentration Risk [Member] | Supplier A [Member] | Accounts Payable [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk percentage		[1]	12.20%
Customer accounts payable		[1]	$ 47,556
Supplier Concentration Risk [Member] | Supplier E [Member] | Accounts Payable [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk percentage		[1]	39.80%
Customer accounts payable		[1]	$ 154,725
Supplier Concentration Risk [Member] | Supplier F [Member] | Accounts Payable [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk percentage		[1]	18.80%
Customer accounts payable		[1]	$ 73,100

[1]	Represent percentage less than 10%